Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Current assets:
Cash and cash equivalents	$ 24,739,382	$ 12,652,120
Short-term investments	4,158,535	636,934
Accounts receivable, net	44,138,997	25,753,856
Prepayments, deposits and other assets, net	2,530,458	1,280,967
Prepaid income tax		15,780
Amounts due from related parties	546,128	169,185
Total Current Assets	76,113,500	40,508,842
Non-current assets:
Property and equipment, net	600,791	452,472
Intangible assets, net	1,050,499	1,144,579
Goodwill	2,444,950	2,118,700
Long-term investments	1,014,784	680,131
Prepayments, deposits and other assets, net	896,145	244,387
Deferred tax assets, net	607,773	203,247
Total Assets	82,728,442	45,352,358
Current liabilities:
Bank loans	7,536,839	2,161,239
Accounts payable	559,450	268,661
Accrued expenses and other current liabilities	245,408	220,382
Tax payables	1,715,009	1,426,614
Contract liabilities	326,912	755,178
Salaries and benefits payable	12,466,921	11,522,268
Amounts due to related party	183,148
Total current liabilities	23,033,687	16,354,342
Non-current liabilities:
Bank loans	9,644	22,554
Deferred tax liabilities	155,033	163,163
Other non-current liabilities	1,799,383	194,939
Total Liabilities	24,997,747	16,734,998
Commitments and Contingencies
Shareholders’ Equity:
Common stock, $0.0001 par value, 100,000,000 shares authorized; 20,293,552 shares issued and outstanding as of June 30, 2021; 15,930,330 shares issued and outstanding as of June 30, 2020	2,029	1,593
Additional paid-in capital	48,516,695	28,586,048
Statutory reserves	4,214,075	2,803,811
Retained earnings (Accumulated deficits)	2,726,165	(2,680,143)
Accumulated other comprehensive income (loss)	1,230,083	(1,362,665)
Total CLPS Incorporation’s Shareholders’ Equity	56,689,047	27,348,644
Noncontrolling interests	1,041,648	1,268,716
Total Shareholders’ Equity	57,730,695	28,617,360
Total Liabilities and Shareholders’ Equity	$ 82,728,442	$ 45,352,358